Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

Note 5 - DISCONTINUED OPERATIONS

On September 5, 2018, the Company sold 90% equity of wholly owned subsidiary AGM Holdings incorporated AGM Group Ltd ("AGM Belize")to Mr. Zhentao Jiang (the "Buyer"), a related party, at a sales price of $450,000 (the "Transfer Price"). Pursuant to an equity transfer agreement, the Buyer shall pay the Transfer Price in available cash to the seller's designated bank account. A 20% initial payment shall be paid by the Buyer within five working days upon the signing of the equity transfer agreement. A 30% shall be paid by the Buyer after the completion of legal and financial due diligence, and the remaining 50% shall be paid after the approval by The International Business Company Registry of Belize.

Prior to September 5, 2018, AGM Belize engaged in the forex trading brokerage service with a license provided by the International Financial Services Commission of Belize ("IFSC") under the license number IFSC/60/448/FX/17 (the "IFSC License"). It also provided its users with trading in spot precious metals and spot oil as these commodities are conventionally categorized as spot forex. The Company also operated a social trading network platform under AGMTrade, on which users were able to participate in various trading programs through brokerage services offered by AGM Belize.

In June 2018, the local government of the People's Republic of China initiated certain policy change that it would no longer support forex-trading related business in China. As a result, access to certain accounts holding of the funds deposits payable have been held in constrain by local regulators due to this policy change. The Company voluntarily ceased its forex trading brokerage business and suspended such activities on AGMTrade, a social network platform operated by other subsidiaries of the Company, as they would fall within the scope of the government initiative.

Pursuant to equity transfer agreement dated September 5, 2018, AGM Belize has ceased to be a wholly-owned subsidiaries of the Company. Additionally, the Company has ceased to provide forex trading brokerage business. As a result, the Company's current shareholders will no longer benefit from any increase in the value, nor will they bear the risk of any decrease in the value, of the forex trading brokerage business.

Pursuant to ASC Topic 205-20, Presentation of Financial Statements - Discontinued Operations, the results of operations for the years ended December 31, 2019 and 2018 from AGM Belize have been classified to loss from discontinued operations line on the accompanying consolidated statements of operations and comprehensive loss presented herein. The assets and liabilities also have been classified as discontinued operations in the Company's consolidated financial statements as of December 31, 2019 and 2018. As of December 31, 2019 and 2018, the Company did not have any assets and liabilities in the discontinued operations.

The summarized operating result of discontinued operation included in the Company's consolidated statements of operation consist of the following:

	Years Ended December 31,
	2019	2018	2017
Revenues	$-	$486,244	$315,194
Cost of revenues	-	400,513	392,671
Gross profit	-	85,732	(77,477)
Operating expenses	-	(11,844,769)	(562,559)
Other income (expenses), net	-	60,499	120,394
Loss before income tax	-	(11,698,538)	(519,642)
Income tax expense	-	-	-
Loss from discontinued operation	-	(11,698,538)	(519,642)
Gain from disposal, net of tax	-	5,072,068	-
Total loss from discontinued operations, net of income taxes	$-	$(6,626,470)	$(519,642)

The Company recognized impairment loss on intangible assets of $2,711,535 when the Company decided to discontinue AGM Belize's operation in fiscal 2018.

The Company realized a gain of $450,000 from the disposal of 90% equity of AGM Belize with an investment cost basis of $0. The Company also realized a gain of $4,172,068 resulted from 90% of liabilities being assumed by the acquirer pursuant to the equity transfer agreement. Together, the Company recognized a total gain on disposal of operation of $5,072,068 for the year ended December 31, 2018 and recognized the remaining 10% equity in AGM Belize under cost method investment.

On April 16, 2019, AGMTrade UK LTD ("AGM UK"), a wholly owned subsidiary incorporated on July 18, 2017, was dissolved under the law of England and Wales. As the result, AGM UK had ceased business activities, no gain or loss was realized for the year ended December 31, 2019.

On November 20, 2019, AGM Trade Global PTY LTD ("AGM Australia"), a wholly owned subsidiary incorporated on July 25, 2017, was dissolved under the law of Australia. As the result, AGM Australia had ceased business activities, no gain or loss was realized for the year ended December 31, 2019.

On October 8, 2019, AGM Holdings transferred its 100% ownership of AGMClub Service Limited ("AGMClub"), a Hong Kong company incorporated on August 14, 2017, for total considerations of $971. As the result, the Company realized loss of $319 for the year ended December 31, 2019, and recognized no gain or loss on the disposal.

On August 15, 2019, AGM Global Asset Management Limited ("AGM Global"), a wholly owned subsidiary acquired on May 24, 2018, was dissolved under the law of Cayman Islands. As the result, the AGM Global had ceased business and realized loss of $16,537.